SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 1,939	$ 6,564	$ 21,130	$ 10,577
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	531	966	3,554	1,812
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	507	1,083	3,491	6,759
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	894	4,474	13,842	1,925
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 7	$ 41	$ 243	$ 81
Employee Stock Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total awards available to be issued			2,742,509
Total awards outstanding			12,079,924
Total Common Stock reserved for future issuance under employee stock plans			14,822,433